Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Composition of Income (Loss) Before Income Taxes and Income Tax Expense (Benefit)
Composition of income (loss) before income taxes and income tax expense (benefit)

	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (in thousands)
Income (loss) before income taxes from continuing operations:
Israel	(4,761)	(390)	(15,362)
Non-Israeli	1,574	1,562	474

	(3,187)	1,172	(14,888)

Income tax expense from continuing operations:
Current:
Israel	56	28	123
Non-Israeli	122	372	148
	178	400	271
Deferred tax expense (benefit) from continuing operations:
Israel	(5,125)	620	(2,654)
Non-Israeli	72	(717)	311
	(5,053)	(97)	(2,343)

	(4,875)	303	(2,072)

Reconciliation of The Theoretical Income Tax Expense (Benefit)
The following is a reconciliation of the theoretical income tax expense, assuming all income is taxed at the statutory tax rate applicable to Israeli companies, and the actual income tax expense:

	Year Ended December 31,
	2017	2016	2015
	U.S. Dollars (in thousands)
Income (loss) before income taxes from continuing operation	(3,187)	1,172	(14,888)

Statutory tax rate	24%	25%	26.5%

Theoretical income tax expense (benefit)	(765)	293	(3,945)

Increase (decrease) in income tax expense resulting from:

Change in valuation allowance	(185)	(721)	308

Non-deductible expenses(*)	186	182	640

Differences between foreign currencies and dollar-adjusted financial statements-net	(587)	(120)	283

Tax rate differential	633	(57)	(44)

Undistributed earnings of subsidiary	-	-	490

Change in tax rate	182	592	-

Recognition of income tax benefit with respect to losses related to investment in subsidiaries	(4,929)	-	-

Other (**)	590	134	196

Actual income tax expense (benefit)	(4,875)	303	(2,072)

(*)	Including non-deductible share based compensation.
(**)	In 2017 mainly related to intercompany dividend distribution tax liability

Schedule of Deferred Tax Assets and Liabilities
The tax effects of temporary differences and carryforwards that give rise to significant portions of the deferred tax assets and liabilities are presented below:

	December 31,
	2017	2016
	U.S. Dollars (in thousands)
Deferred tax assets:
Allowance for doubtful accounts	92	140
Inventory write-down	376	339
Unearned revenue	63	243
Accrued expenses	367	393
Net operating losses (NOL) and tax credit carryforwards	4,218	5,631
Other temporary differences	113	205

Total gross deferred tax assets	5,229	6,951
Valuation allowance	(496)	(2,222)

Deferred tax asset, net of valuation allowance	4,733	4,729

Deferred tax liabilities:
Property, plant and equipment	(242)	(223)
Undistributed earnings	(424)	(433)
	(666)	(656)

Net deferred tax assets	4,067	4,073
Net deferred tax assets attributable to discontinued operation	-	104